Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision for Income Tax
Income tax expense consists of the following:

	2019	2018	2017
Current payable (benefit)
Federal	$806	$(181)	$258
State	89	36	(72)

	895	(145)	186
Deferred tax expense	459	973	3,885

Income tax expense	$1,354	$828	$4,071

Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense
The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2019	2018	2017
Federal taxes based on statutory rate	$1,524	$1,575	$2,643
State income taxes, net of federal benefit	145	133	(48)
Tax-exempt investment interest	(309)	(487)	(1,074)
Revaluation of net deferred tax assets as a result of the Tax Cuts and Jobs Act	—	—	2,559
Other, net	(6)	(394)	(9)

Income tax expense	$1,354	$828	$4,071

Net Deferred Tax Assets
At December 31, 2019 and December 31, 2018, net deferred tax assets consist of the following:

	2019	2018
Deferred tax assets
Allowance for loan losses	$937	$841
Deferred compensation liability	2,488	2,419
Net operating loss carryforward	1,000	—
Other real estate owned	819	435
Acquisition fair value adjustments	130	—
Unrealized loss on securities available-for-sale	262	4,978
Other	6	—

Total	5,642	8,673
Deferred tax liabilities
Premises and equipment	1,603	1,856
Core deposit intangible	184	—
Other	171	183

Total	1,958	2,039

Net deferred tax asset	$3,684	$6,634